Cross Shore Discovery Fund
Schedule of Investments
June 30, 2021
(Unaudited)
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					Initial		Available
	% of				Acquisition	Redemption	Redemption
Portfolio Funds*	Net Assets		Cost(1)	Fair Value	Date	Frequency(2)	Date

Long/Short Generalist:
Atika Offshore Fund, Ltd., Class A, Series 1	9.5%		$ 1,440,187	$ 4,456,446	1/2/2015	Quarterly	9/30/2021

BBCM Offshore Fund, Ltd., Class A, Series 2019-02	1.4%		591,586	633,451	2/1/2019	Quarterly	9/30/2021(3)
BBCM Offshore Fund, Ltd., Class A, Series 2019-07	1.7%		800,000	802,903	7/1/2019	Quarterly	9/30/2021(3)
BBCM Offshore Fund, Ltd., Class A, Series 2020-01	1.1%		500,000	493,418	1/1/2020	Quarterly	9/30/2021(3)
Total BBCM Offshore Fund, Ltd.	4.2%		1,891,586	1,929,772

Bishop Rock Opportunity Offshore, Ltd., Class 2-NR, Series 17	6.5%		2,750,000	3,049,410	3/1/2019	Quarterly	9/30/2021

Hawk Ridge Partners Offshore, Ltd., Class A, Initial Series	5.6%		1,600,000	2,624,426	2/1/2018	Quarterly	9/30/2021

Rip Road Offshore Fund Ltd., Class E-1A, Series I00015782	3.7%		1,500,000	1,717,480	8/1/2020	Quarterly	9/30/2021(4)(5)

Rivulet Capital Offshore Fund, Ltd., Class A, Series 1	5.0%		1,444,101	2,319,576	6/1/2015	Quarterly	9/30/2021(5)

Stoney Point Capital Partners Offshore Ltd., Founders Class, Series 2020-08	2.2%		1,000,000	1,021,970	8/1/2020	Quarterly	9/30/2021(5)

TCIM Offshore Fund, Ltd., Class A-33, Series 2019-12	5.0%		1,756,890	2,317,547	12/1/2019	Monthly	7/31/2021

Thames Absolute Return Offshore Fund, Ltd., Class B-2, Series 1	5.4%		1,550,000	2,540,722	11/1/2017	Quarterly	9/30/2021

Total Long/Short Generalist	47.1%		14,932,764	21,977,349

Long/Short Sector:
Energy
Encompass Capital Fund Offshore, Ltd., Class A, Series 1	4.5%		1,900,000	2,101,228	1/1/2020	Quarterly	9/30/2021

Financial Services
BHZ Consolidation Cayman Fund, LP, Class C	3.5%		1,750,000	1,642,227	5/1/2018	Quarterly	9/30/2021
BHZ Consolidation Cayman Fund, LP, Class C	1.2%		200,000	547,409	1/1/2020	Quarterly	9/30/2021
Total BHZ Consolidation Cayman Fund, LP	4.7%		1,950,000	2,189,636

Healthcare, Biotechnology
Avoro Life Sciences Offshore Fund, Ltd., Class A-1	8.7%		1,200,000	4,070,918	5/1/2017	Quarterly	9/30/2021
Biomedical Offshore Value Fund, Ltd., Class I, Series 200199-1	5.8%		2,100,000	2,733,456	1/1/2019	Quarterly	9/30/2021

Total Healthcare, Biotechnology	14.5%		3,300,000	6,804,374

Healthcare, Consumer
Armistice Capital Offshore Fund, Ltd., Class A, Series 2019-04B	0.0%	(6)	17,040	8,731	4/1/2019	N/A	(7)
Armistice Capital Offshore Fund, Ltd., Class A, Series 2015-09B	0.0%	(6)	4,503	3,944	9/1/2015	N/A	(7)
Armistice Capital Offshore Fund, Ltd., Class A, Series 2013-08B	0.0%	(6)	3,108	2,986	1/2/2015	N/A	(7)
Total Armistice Capital Offshore Fund, Ltd.	0.0%	(6)	24,651	15,661

Technology, Media and Telecommunications
Atreides Foundation Fund, Ltd., Founders Class, Series F-2	7.1%		1,585,524	3,308,986	5/15/2019	Quarterly	9/30/2021(5)
Center Lake Capital, Ltd., Class A, Initial Series	5.1%		1,850,000	2,384,616	5/1/2019	Semi-Annual	12/31/2021
Light Street Xenon, Ltd., Class A1, Series N	6.5%		1,541,962	3,029,680	1/2/2015	Quarterly	9/30/2021
Whale Rock Flagship Fund, Ltd., Class A-1, Series I000157582	6.7%		1,241,653	3,147,819	4/1/2015	Quarterly	9/30/2021
Total Technology, Media and Telecommunications	25.4%		6,219,139	11,871,101

Total Long/Short Sector	49.1%		13,393,790	22,982,000

Total Investments In Portfolio Funds	96.2%		$ 28,326,554	$ 44,959,349

	% of
Money Market Funds	Net Assets		Cost	Fair Value	Shares

Federated Hermes Institutional Prime Obligations Fund,
Institutional Class, 0.03%(8)	1.3%		603,841	$ 603,884	603,582

Total Investments	97.5%		$ 28,930,395	$ 45,563,233

Other Assets in Excess of Liabilities	2.5%			$ 1,158,703

Net Assets	100.0%			$ 46,721,936

* Non-income producing security.
(1) There were no unfunded capital commitments as of June 30, 2021.
(2) Certain redemptions may be subject to various restrictions and limitations such as redemption penalties on investments liquidated within a certain period subsequent to investment (e.g., a soft lock-up), investor-level gates and/or Portfolio Fund-level gates. Redemption notice periods range from 30 to 120 days.
(3) Subject to 50% investor level quarterly gate.
(4) Subject to 4% soft lock during the first year of investment.
(5) Subject to 25% investor level quarterly gate.
(6) Amount is less than 0.05%.
(7) Redemptions are not permitted until the underlying special investments are sold/liquidated.
(8) Rate disclosed is the seven day effective yield as of June 30, 2021.